Particulars of Principal Subsidiaries and Equity Investee (Details)	Dec. 31, 2024	Dec. 31, 2023
SHPL
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Equity investee	50.00%
SHPL | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Equity investee	50.00%	50.00%
HUTCHMED Limited | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	99.75%	99.75%
HUTCHMED International Corporation | US
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	99.75%	99.75%
Shanghai Hutchison Whampoa Pharmaceutical Sales Limited (formerly known as "Hutchison Whampoa Sinopharm Pharmaceuticals (Shanghai) Company Limited") | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	50.87%	50.87%
Hutchison Healthcare Limited | PRC
Particulars of Principal Subsidiaries and Equity Investee
Equity interest attributable to the Group - Subsidiaries	100.00%	100.00%